Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Level 2 | Debt securities issued
Disclosure of detailed information about financial instruments
Transfers into level 3 of financial liabilities	kr 1,912	kr 0